Summary of Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	$ 20,008	$ 18,090		$ 132,923
Selling and marketing	4,564	5,847		72,489
General and administrative	10,135	12,975		53,499
Total costs charged to operations	16,884	20,037		143,895
Total stock-based compensation	1,451	6,427		31,345
Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	385	1,983	$ 6,562	10,235
Selling and marketing	109	368	1,659	2,772
General and administrative	419	3,886	10,839	18,338
Total costs charged to operations	913	6,237	19,060
Capitalized platform development	208	307	1,016	1,884
Total stock-based compensation	1,121	6,544	20,076	33,229
Total costs charged to operations				31,345
Restricted Stock [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	35	794	2,092	3,730
Selling and marketing	2	65	257	270
General and administrative	190	2,352	6,372	9,067
Total costs charged to operations	227	3,211	8,721
Capitalized platform development
Total stock-based compensation	227	3,211	8,721	13,067
Total costs charged to operations				13,067
Common Stock Awards [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	347	1,189	4,460	6,505
Selling and marketing	107	303	1,402	2,502
General and administrative	229	1,288	3,457	7,776
Total costs charged to operations	683	2,780	9,319
Capitalized platform development	208	307	1,016	1,884
Total stock-based compensation	891	3,087	10,335	18,667
Total costs charged to operations				16,783
ABG Warrants [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue			10
Selling and marketing
General and administrative			1,010	1,495
Total costs charged to operations			1,020
Capitalized platform development
Total stock-based compensation			$ 1,020	1,495
Total costs charged to operations				$ 1,495
Warrant [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	3
Selling and marketing
General and administrative		246
Total costs charged to operations	3	246
Capitalized platform development
Total stock-based compensation	$ 3	$ 246